Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosureof Shareholders Equity [Abstract]
Schedule of share capital
Type of Share	Number of Shares	€’000	Description
Class ‘A’ ordinary shares of $0.0001 each	7,033,356	1	Issued on closing of HL Transaction
Class ‘A’ ordinary shares of $0.0001 each	2,450,000	-	Issued to PIPE Investors
Class ‘A’ ordinary shares of $0.0001 each	445,861	-	Exercise of warrants
	9,929,217	1
Class ‘B’ ordinary shares of $0.0001 each	2,125,000	-	Issued to Fusion Fuel shareholders
	12,054,217	1

Schedule of historical summary of the share capital
Type of Share	Number of Shares	€’000	Description
1 Ordinary share of €1,000	1	1	Issued on incorporation
1,000 Ordinary shares of €1 each	999	-	1 share converted to 1,000 shares of €1 each
49,000 Ordinary shares of €1 each	49,000	49	Issued on January 31, 2020
	50,000	50